Non-controlling Interest in Subsidiaries (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mare Success S.A. [Member] | Tsakos Energy Navigation Limited and Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	51.00%
Mare Success S.A. [Member] | Polaris Oil Shipping Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership	49.00%
Flopec [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of revenue generated by single charterer	6.15%	8.81%	8.70%